CONDENSED CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	£ 1,718	£ 1,757
Right of use assets	129	142
Intangible assets	27,674	28,436
Deferred tax assets	241	220
Post-employment benefit assets	39	25
Derivative financial instruments	48	44
Other non-current assets	113	132
Total non-current assets	29,962	30,756
Current assets
Inventories	1,501	1,348
Trade and other receivables	2,045	1,881
Cash and cash equivalents	490	684
Derivative financial instruments	16	50
Current tax receivables	150	96
Total current assets	4,202	4,059
Total assets	34,164	34,815
Current liabilities
Short-term borrowings	(1,097)	(437)
Trade and other payables	(3,510)	(3,621)
Derivative financial instruments	(29)	(31)
Current tax payable	(297)	(210)
Short-term provisions	(54)	(71)
Total current liabilities	(4,987)	(4,370)
Non-current liabilities
Long-term borrowings	(8,768)	(10,003)
Deferred tax liabilities	(3,439)	(3,601)
Post-employment benefit obligations	(160)	(161)
Derivative financial instruments	(185)	(175)
Long-term provisions	(36)	(26)
Other non-current liabilities	(22)	(22)
Total non-current liabilities	(12,610)	(13,988)
Total liabilities	(17,597)	(18,358)
Net assets	16,567	16,457
Equity
Share capital	92	92
Other reserves	(11,546)	(11,537)
Translation reserve	661	1,046
Retained earnings	27,243	26,730
Shareholders' equity	16,450	16,331
Non-controlling interests	117	126
Total equity	£ 16,567	£ 16,457